Short-Term Borrowings - Schedule of Short Term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Short Term Borrowings [Line Items]
Principal amount	¥ 31,734	$ 4,348	¥ 15,687
Loan 1 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Sep. 27, 2025
Principal amount	¥ 2,800
Interest rate per annum	3.45%	3.45%
Name of bank	Bank of China
Loan 2 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jul. 15, 2025
Principal amount	¥ 8,000
Interest rate per annum	3.95%	3.95%
Name of bank	Bank of Beijing
Loan 3 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 15, 2025
Principal amount	¥ 2,000
Interest rate per annum	3.95%	3.95%
Name of bank	Jiangsu Bank
Loan 4 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 18, 2025
Principal amount	¥ 1,000
Interest rate per annum	3.95%	3.95%
Name of bank	Jiangsu Bank
Loan 5 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jun. 14, 2025
Principal amount	¥ 5,000
Interest rate per annum	2.80%	2.80%
Name of bank	Industrial and Commercial Bank of China
Loan 6 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Dec. 31, 2025
Principal amount	¥ 10,000
Interest rate per annum	2.50%	2.50%
Name of bank	Bank of China
Loan 7 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jun. 12, 2025
Principal amount	¥ 2,000
Interest rate per annum	4.15%	4.15%
Name of bank	Beijing Bank
Loan 8 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jul. 21, 2025
Principal amount	¥ 500
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 9 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 11, 2025
Principal amount	¥ 90
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 10 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 12, 2025
Principal amount	¥ 90
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 11 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 13, 2025
Principal amount	¥ 254
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications